Note 53 - Related-Party Transactions - Balances Arising From Transactions With Entities Of The Group (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks		€ 13,649,000,000	€ 9,163,000,000	€ 26,261,000,000
Loans and Advances to customers		382,360,000,000	374,027,000,000	387,621,000,000
Deposits from credit institutions		28,751,000,000	31,978,000,000	54,516,000,000
Customer deposits		384,219,000,000	375,970,000,000	376,379,000,000
Debt certificates, at amortized cost		63,963,000,000	61,112,000,000	63,915,000,000
Contingent Commitments		39,209,000,000	35,098,000,000	45,738,000,000
Financial guarantees given	[1]	10,984,000,000	16,454,000,000	16,545,000,000
Assets Member [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks		26,000,000	132,000,000	91,000,000
Loans and Advances to customers		1,682,000,000	1,866,000,000	510,000,000
Liabilities Member
Disclosure Of Transactions Between Related Parties Line Items
Deposits from credit institutions		3,000,000	2,000,000	5,000,000
Customer deposits		453,000,000	521,000,000	428,000,000
Debt certificates, at amortized cost		0	0	0
Memorandum Accounts [Member]
Disclosure Of Transactions Between Related Parties Line Items
Contingent Commitments		166,000,000	152,000,000	114,000,000
Other Accounts		1,042,000,000	1,358,000,000	1,175,000,000
Financial guarantees given		€ 106,000,000	€ 78,000,000	€ 78,000,000

[1]	(*) Non-performing financial guarantees given amounted to €730, €740 and €739 million, respectively, as of December 31, 2019, 2018 and 2017.